FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis
		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2013
Assets:
IRCF	175	-	-	175

Schedule of Information about Inputs into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Nonrecurring Basis
		Fair Value Measurements at Reporting Date Using
	Total Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2014
Intangible assets	61,202	-	-	61,579
Goodwill	66,498	-	-	66,498

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets
	Fair value	Valuation techniques	Unobservable inputs	Range
Intangible assets as of September 30,2014	61,579	Relief - from - royalty	Royalty rate	1%-6%
		method	Discount rate	17%-22%
			Terminal growth rate	3%
Convertible Loan as of May 13, 2014	41,538	Binomial Method	Volatility	57%
			Risk free rate	0.89%
			Bond discount rate	16%